UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09987
Investment Company Act File Number
Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Floating Rate Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 94.5%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 1.7%
	Booz Allen Hamilton, Inc.
6,032	Term Loan, 6.00%, Maturing July 31, 2015	$6,038,276
	CACI International, Inc.
4,186	Term Loan, 1.85%, Maturing May 3, 2011	4,155,082
	DAE Aviation Holdings, Inc.
4,306	Term Loan, 4.23%, Maturing July 31, 2014	3,908,040
4,437	Term Loan, 4.23%, Maturing July 31, 2014	4,026,159
	Delos Aircraft, Inc.
5,142	Term Loan, 7.00%, Maturing March 17, 2016	5,159,447
	Evergreen International Aviation
10,173	Term Loan, 10.50%, Maturing October 31, 2011(2)	9,645,323
	Hawker Beechcraft Acquisition
19,752	Term Loan, 2.37%, Maturing March 26, 2014	16,012,825
1,294	Term Loan, 2.63%, Maturing March 26, 2014	1,048,861
	IAP Worldwide Services, Inc.
3,113	Term Loan, 9.25%, Maturing December 30, 2012(2)	3,050,985
	International Lease Finance Co.
7,633	Term Loan, 6.75%, Maturing March 17, 2015	7,699,478
	PGS Solutions, Inc.
3,299	Term Loan, 3.00%, Maturing February 14, 2013	3,134,332
	Spirit AeroSystems, Inc.
3,719	Term Loan, 2.28%, Maturing September 30, 2013	3,641,969
	TransDigm, Inc.
11,650	Term Loan, 2.54%, Maturing June 23, 2013	11,342,102
	Triumph Group, Inc.
3,225	Term Loan, 4.50%, Maturing June 16, 2016	3,242,134
	Wesco Aircraft Hardware Corp.
6,464	Term Loan, 2.57%, Maturing September 30, 2013	6,233,656
	Wyle Services Corp.
1,995	Term Loan, 6.00%, Maturing March 15, 2016	2,002,481

		$90,341,150

Air Transport — 0.3%
	Delta Air Lines, Inc.
7,000	Revolving Loan, 0.50%, Maturing April 30, 2012(3)	$6,475,000
8,311	Term Loan, 2.26%, Maturing April 30, 2012	7,939,104
1,326	Term Loan - Second Lien, 3.59%, Maturing April 30, 2014	1,204,141

		$15,618,245

Automotive — 3.7%
	Adesa, Inc.
25,248	Term Loan, 3.07%, Maturing October 18, 2013	$24,183,528
	Allison Transmission, Inc.
16,847	Term Loan, 3.10%, Maturing August 7, 2014	15,775,192
	Dayco Products, LLC
3,000	Term Loan, 0.50%, Maturing November 12, 2012(3)	3,047,700
491	Term Loan, 10.00%, Maturing November 12, 2012	491,189
981	Term Loan, 10.00%, Maturing November 12, 2012	981,151
1,961	Term Loan, 10.50%, Maturing May 13, 2014	1,922,635
299	Term Loan, 12.50%, Maturing November 13, 2014(2)	257,283
	Federal-Mogul Corp.
27,234	Term Loan, 2.29%, Maturing December 29, 2014	24,379,624
18,962	Term Loan, 2.28%, Maturing December 28, 2015	16,974,790

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Financiere Truck (Investissement)
EUR	1,616	Term Loan, 3.29%, Maturing February 15, 2012	$1,842,549
GBP	2,311	Term Loan, 3.19%, Maturing February 15, 2015(3)	3,173,379
		Ford Motor Co.
	4,852	Revolving Loan, 2.38%, Maturing December 15, 2013(3)	4,634,048
	7,105	Term Loan, 3.35%, Maturing December 16, 2013	6,874,262
	20,555	Term Loan, 3.35%, Maturing December 16, 2013	20,010,784
		Goodyear Tire & Rubber Co.
	41,656	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	38,746,306
		HHI Holdings, LLC
	1,975	Term Loan, 10.50%, Maturing March 30, 2015	1,989,812
		Keystone Automotive Operations, Inc.
	6,789	Term Loan, 4.02%, Maturing January 12, 2012	5,566,589
		Tenneco Automotive, Inc.
	5,550	Term Loan, 5.35%, Maturing March 17, 2014	5,563,875
		TriMas Corp.
	2,086	Term Loan, 6.00%, Maturing August 2, 2011	2,049,434
	8,700	Term Loan, 6.00%, Maturing December 15, 2015	8,547,846
		United Components, Inc.
	8,530	Term Loan, 2.37%, Maturing June 29, 2012	8,174,589

			$195,186,565

Beverage and Tobacco — 0.2%
		Culligan International Co.
	6,854	Term Loan, 2.58%, Maturing November 24, 2012	$5,577,267
		Maine Beverage Co., LLC
	1,483	Term Loan, 2.28%, Maturing March 31, 2013	1,423,714
		Van Houtte, Inc.
	111	Term Loan, 3.03%, Maturing July 19, 2014	108,281
	817	Term Loan, 3.03%, Maturing July 19, 2014	794,064

			$7,903,326

Building and Development — 2.1%
		401 North Wabash Venture, LLC
	3,111	Term Loan, 11.00%, Maturing July 27, 2012	$2,364,553
		Beacon Sales Acquisition, Inc.
	4,212	Term Loan, 2.46%, Maturing September 30, 2013	3,959,557
		Brickman Group Holdings, Inc.
	5,800	Term Loan, 2.53%, Maturing January 23, 2014	5,451,806
		Building Materials Corp. of America
	13,238	Term Loan, 3.13%, Maturing February 24, 2014	12,819,614
		Contech Construction Products
	1,767	Term Loan, 2.34%, Maturing January 31, 2013	1,478,683
		Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 0.46%, Maturing December 1, 2010(3)	1,532,832
	11,784	Term Loan, 5.16%, Maturing December 1, 2010	11,195,015
		Lafarge Roofing
	1,593	Term Loan, 3.25%, Maturing March 16, 2015(2)	1,200,379
EUR	2,861	Term Loan, 3.25%, Maturing April 16, 2015(2)	2,809,776
EUR	1,866	Term Loan, 5.00%, Maturing April 16, 2015(2)	1,811,658
		Materis
EUR	2,161	Term Loan, 3.67%, Maturing April 27, 2014	2,381,817
EUR	2,322	Term Loan, 3.65%, Maturing April 27, 2015	2,558,330
		Mueller Water Products, Inc.
	6,795	Term Loan, 5.49%, Maturing May 23, 2014	6,776,609
		NCI Building Systems, Inc.
	3,392	Term Loan, 8.00%, Maturing April 18, 2014	3,317,627
		November 2005 Land Investors, LLC
	610	Term Loan, 0.00%, Maturing March 31, 2011(4)	115,840
		Panolam Industries Holdings, Inc.
	11,143	Term Loan, 8.25%, Maturing December 31, 2013	10,363,342

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Re/Max International, Inc.
13,865	Term Loan, 5.50%, Maturing March 11, 2016	$13,847,918
	Realogy Corp.
2,796	Term Loan, 3.31%, Maturing October 10, 2013	2,456,668
10,384	Term Loan, 3.35%, Maturing October 10, 2013	9,124,761
	South Edge, LLC
8,795	Term Loan, 0.00%, Maturing October 31, 2009(5)	3,737,723
	Standard Pacific Corp.
4,680	Term Loan, 2.19%, Maturing May 5, 2013	4,071,600
	WCI Communities, Inc.
3,833	Term Loan, 10.43%, Maturing September 3, 2014	3,807,792
4,022	Term Loan, 10.00%, Maturing September 2, 2016(2)	3,861,408

		$111,045,308

Business Equipment and Services — 8.0%
	Activant Solutions, Inc.
10,113	Term Loan, 2.56%, Maturing May 2, 2013	$9,523,528
	Acxiom Corp.
8,757	Term Loan, 3.50%, Maturing March 15, 2015	8,757,009
	Advantage Sales & Marketing, Inc.
11,471	Term Loan, 5.00%, Maturing May 5, 2016	11,385,216
1,500	Term Loan - Second Lien, 8.50%, Maturing May 5, 2017	1,491,095
	Affinion Group, Inc.
26,658	Term Loan, 5.00%, Maturing October 10, 2016	25,558,537
	Dealer Computer Services, Inc.
12,822	Term Loan, 5.25%, Maturing April 21, 2017	12,713,663
	DynCorp International, LLC
6,450	Term Loan, 6.25%, Maturing July 5, 2016	6,485,475
	Education Management, LLC
15,375	Term Loan, 2.31%, Maturing June 3, 2013	14,456,998
	First American Corp.
6,725	Term Loan, 4.75%, Maturing April 12, 2016	6,733,406
	Infogroup, Inc.
5,375	Term Loan, 6.25%, Maturing July 1, 2016	5,310,054
	Intergraph Corp.
3,350	Term Loan, 4.79%, Maturing May 29, 2014	3,341,150
3,617	Term Loan, 6.00%, Maturing May 29, 2014	3,624,956
	iPayment, Inc.
15,195	Term Loan, 2.45%, Maturing May 10, 2013	14,131,529
	Kronos, Inc.
13,680	Term Loan, 2.53%, Maturing June 11, 2014	12,816,660
	Language Line, Inc.
12,263	Term Loan, 5.50%, Maturing November 4, 2015	12,104,969
	Mitchell International, Inc.
1,974	Term Loan, 2.56%, Maturing March 28, 2014	1,835,041
1,500	Term Loan - Second Lien, 5.81%, Maturing March 30, 2015	1,316,250
	NE Customer Service
11,631	Term Loan, 6.00%, Maturing March 5, 2016	11,442,418
	Protection One Alarm Monitor, Inc.
5,675	Term Loan, 6.00%, Maturing May 16, 2016	5,625,344
	Quantum Corp.
4,071	Term Loan, 3.82%, Maturing July 14, 2014	3,877,511
	Quintiles Transnational Corp.
10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(3)	9,656,000
17,822	Term Loan, 2.46%, Maturing March 29, 2013	17,125,925
	Sabre, Inc.
40,944	Term Loan, 2.37%, Maturing September 30, 2014	37,014,382
	Safenet, Inc.
14,650	Term Loan, 2.83%, Maturing April 12, 2014	13,981,822

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Serena Software, Inc.
	8,010	Term Loan, 2.54%, Maturing March 10, 2013	$7,649,493
		Sitel (Client Logic)
	8,580	Term Loan, 6.03%, Maturing January 30, 2014	8,317,375
EUR	569	Term Loan, 6.14%, Maturing January 30, 2014	719,803
		Solera Holdings, LLC
	3,726	Term Loan, 2.31%, Maturing May 16, 2014	3,574,105
EUR	2,946	Term Loan, 2.50%, Maturing May 16, 2014	3,733,419
		SunGard Data Systems, Inc.
	10,347	Term Loan, 2.09%, Maturing February 28, 2014	9,820,627
	3,414	Term Loan, 6.75%, Maturing February 28, 2014	3,420,285
	50,387	Term Loan, 4.00%, Maturing February 26, 2016	48,662,980
		Trans Union, LLC
	7,175	Term Loan, 6.75%, Maturing June 15, 2017	7,250,337
		Transaction Network Service, Inc.
	2,346	Term Loan, 6.00%, Maturing November 18, 2015	2,350,065
		Travelport, LLC
	19,549	Term Loan, 2.82%, Maturing August 23, 2013	18,479,951
	13,082	Term Loan, 2.82%, Maturing August 23, 2013	12,333,622
	6,614	Term Loan, 3.03%, Maturing August 23, 2013	6,252,123
EUR	2,106	Term Loan, 3.22%, Maturing August 23, 2013	2,581,949
	3,465	Term Loan, 10.50%, Maturing August 23, 2013	3,485,211
		Valassis Communications, Inc.
	2,731	Term Loan, 2.79%, Maturing March 2, 2014	2,650,082
		West Corp.
	13,000	Term Loan, 2.75%, Maturing October 24, 2013	12,355,508
	18,437	Term Loan, 4.25%, Maturing July 15, 2016	17,918,365

			$421,864,238

Cable and Satellite Television — 7.2%
		Atlantic Broadband Finance, LLC
	444	Term Loan, 2.79%, Maturing September 1, 2011	$437,539
	11,936	Term Loan, 6.75%, Maturing May 31, 2013	11,811,447
		Bresnan Broadband Holdings, LLC
	1,481	Term Loan, 2.34%, Maturing June 30, 2013	1,471,752
	15,357	Term Loan, 2.39%, Maturing March 29, 2014	15,258,637
		Cequel Communications, LLC
	37,947	Term Loan, 2.35%, Maturing November 5, 2013	36,441,165
		Charter Communications Operating, Inc.
	64,011	Term Loan, 2.32%, Maturing March 6, 2014	60,878,410
		CSC Holdings, Inc.
	1,469	Term Loan, 2.09%, Maturing March 29, 2016	1,452,454
	15,651	Term Loan, 2.09%, Maturing March 29, 2016	15,318,659
		CW Media Holdings, Inc.
	4,602	Term Loan, 3.53%, Maturing February 16, 2015	4,501,277
		Foxco Acquisition Sub., LLC
	9,202	Term Loan, 7.50%, Maturing July 14, 2015	8,856,842
		Insight Midwest Holdings, LLC
	27,816	Term Loan, 2.16%, Maturing April 7, 2014	26,440,347
		Kabel BW GmbH and Co.
EUR	1,500	Term Loan, 3.14%, Maturing June 9, 2014	1,897,712
EUR	1,500	Term Loan, 3.64%, Maturing June 9, 2015	1,897,712
		Kabel Deutschland GmbH
EUR	7,000	Term Loan, 3.89%, Maturing March 31, 2014	8,978,382
		MCC Iowa, LLC
	7,597	Term Loan, 2.06%, Maturing January 31, 2015	7,033,579
	7,720	Term Loan, 2.06%, Maturing January 31, 2015	7,147,716
		Mediacom Broadband, LLC
	10,275	Term Loan, 4.50%, Maturing October 23, 2017	9,861,431

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mediacom Illinois, LLC
	19,194	Term Loan, 2.06%, Maturing January 31, 2015	$17,640,593
	2,978	Term Loan, 5.50%, Maturing March 31, 2017	2,906,784
		Mediacom, LLC
	6,000	Term Loan, 4.50%, Maturing October 23, 2017	5,809,998
		ProSiebenSat.1 Media AG
EUR	2,605	Term Loan, 2.44%, Maturing July 2, 2014	2,989,126
EUR	8,860	Term Loan, 2.44%, Maturing July 2, 2014	10,165,954
EUR	2,020	Term Loan, 3.52%, Maturing March 6, 2015	1,950,298
EUR	16,816	Term Loan, 2.57%, Maturing June 26, 2015	19,585,727
EUR	739	Term Loan, 2.57%, Maturing July 3, 2015	861,180
EUR	2,020	Term Loan, 3.77%, Maturing March 4, 2016	1,950,298
		UPC Broadband Holding B.V.
	17,842	Term Loan, 4.25%, Maturing December 30, 2016	17,012,781
EUR	21,765	Term Loan, 4.23%, Maturing December 31, 2016	26,209,435
	9,793	Term Loan, 4.25%, Maturing December 29, 2017	9,223,774
EUR	10,790	Term Loan, 4.48%, Maturing December 31, 2017	13,039,743
		Virgin Media Investment Holding
GBP	11,000	Term Loan, 4.78%, Maturing December 31, 2015	16,857,899
		YPSO Holding SA
EUR	3,179	Term Loan, 4.39%, Maturing June 16, 2014(2)	3,341,495
EUR	5,187	Term Loan, 4.39%, Maturing June 16, 2014(2)	5,451,914
EUR	8,238	Term Loan, 4.39%, Maturing June 16, 2014(2)	8,658,577

			$383,340,637

Chemicals and Plastics — 4.9%
		Arizona Chemical, Inc.
EUR	2,542	Term Loan, 2.95%, Maturing February 26, 2013	$3,080,595
		Brenntag Holding GmbH and Co. KG
	10,152	Term Loan, 4.09%, Maturing January 20, 2014	10,190,416
	1,824	Term Loan, 4.10%, Maturing January 20, 2014	1,830,888
EUR	3,434	Term Loan, 4.36%, Maturing January 20, 2014	4,432,690
EUR	230	Term Loan - Second Lien, 4.94%, Maturing July 17, 2015	295,660
EUR	32	Term Loan - Second Lien, 6.94%, Maturing July 17, 2015	41,255
		British Vita UK, Ltd.
EUR	961	Term Loan, 5.99%, Maturing June 30, 2014(2)	1,244,598
		Celanese Holdings, LLC
EUR	968	Term Loan, 2.00%, Maturing April 2, 2014	1,219,822
	11,787	Term Loan, 2.10%, Maturing April 2, 2014	11,315,331
	15,717	Term Loan, 2.28%, Maturing April 2, 2014	15,079,572
		Chemtura Corp.
	4,200	DIP Loan, 6.00%, Maturing February 11, 2011	4,197,375
		Cognis GmbH
EUR	1,249	Term Loan, 2.72%, Maturing September 16, 2013	1,609,454
EUR	4,276	Term Loan, 2.72%, Maturing September 16, 2013	5,512,457
		Columbian Chemicals Acquisition
	8,536	Term Loan, 6.56%, Maturing March 16, 2013	8,450,800
		Ferro Corp.
	10,889	Term Loan, 6.53%, Maturing June 6, 2012	10,859,844
		Hexion Specialty Chemicals, Inc.
	9,500	Term Loan, 2.25%, Maturing May 5, 2013	8,265,000
	1,204	Term Loan, 4.13%, Maturing May 5, 2015	1,132,059
	970	Term Loan, 4.31%, Maturing May 5, 2015	899,675
	4,351	Term Loan, 4.31%, Maturing May 5, 2015	4,093,787
	7,408	Term Loan, 4.31%, Maturing May 5, 2015	6,969,771
EUR	1,097	Term Loan, 4.79%, Maturing May 5, 2015	1,278,917
		Huish Detergents, Inc.
	1,990	Term Loan, 2.08%, Maturing April 26, 2014	1,901,200

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Huntsman International, LLC
	18,508	Term Loan, 2.21%, Maturing April 21, 2014	$17,412,245
	2,136	Term Loan, 2.62%, Maturing June 30, 2016	2,033,049
		INEOS Group
	712	Term Loan, 7.00%, Maturing December 14, 2012	712,476
EUR	3,029	Term Loan, 7.50%, Maturing December 16, 2013	3,894,526
	17,265	Term Loan, 7.50%, Maturing December 16, 2013	17,020,680
EUR	3,030	Term Loan, 8.00%, Maturing December 16, 2014	3,895,828
	17,265	Term Loan, 8.00%, Maturing December 16, 2014	17,020,680
		ISP Chemco, Inc.
	8,451	Term Loan, 1.88%, Maturing June 4, 2014	8,006,949
		Kraton Polymers, LLC
	10,928	Term Loan, 2.38%, Maturing May 13, 2013	10,340,304
		Lyondell Chemical Co.
	4,475	Term Loan, 5.50%, Maturing April 8, 2016	4,513,807
		MacDermid, Inc.
	2,941	Term Loan, 2.32%, Maturing April 12, 2014	2,764,631
		Millenium Inorganic Chemicals
	8,777	Term Loan, 2.78%, Maturing May 15, 2014	8,173,157
		Momentive Performance Material
	4,850	Term Loan, 2.50%, Maturing December 4, 2013	4,500,800
		Nalco Co.
	3,020	Term Loan, 6.50%, Maturing May 13, 2016	3,039,631
		Rockwood Specialties Group, Inc.
EUR	588	Term Loan, 5.00%, Maturing July 29, 2011	758,196
	17,984	Term Loan, 6.00%, Maturing May 15, 2014	18,028,759
		Solutia, Inc.
	5,000	Revolving Loan, 1.09%, Maturing March 12, 2015(3)	4,650,000
	17,581	Term Loan, 4.75%, Maturing March 17, 2017	17,637,443
		Styron S.A.R.L.
	11,325	Term Loan, 7.50%, Maturing June 17, 2016	11,424,094

			$259,728,421

Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	7,831	Term Loan, 5.25%, Maturing December 10, 2015	$7,880,782
		Phillips Van Heusen Corp.
	7,712	Term Loan, 4.75%, Maturing May 6, 2016	7,758,557
EUR	3,312	Term Loan, 5.00%, Maturing May 6, 2016	4,310,747
		The William Carter Co.
	2,295	Term Loan, 1.82%, Maturing July 14, 2012	2,281,088

			$22,231,174

Conglomerates — 2.3%
		Aquilex Holdings, LLC
	1,995	Term Loan, 5.50%, Maturing April 1, 2016	$1,989,181
		Doncasters (Dunde HoldCo 4 Ltd.)
	3,586	Term Loan, 4.33%, Maturing July 13, 2015	3,066,164
GBP	657	Term Loan, 4.57%, Maturing July 13, 2015	888,777
	3,586	Term Loan, 4.83%, Maturing July 13, 2015	3,066,164
GBP	657	Term Loan, 5.07%, Maturing July 13, 2015	888,777
		Gentek Holding, LLC
	1,924	Term Loan, 7.00%, Maturing October 29, 2014	1,930,747
		Jarden Corp.
	2,304	Term Loan, 2.28%, Maturing January 24, 2012	2,262,861
	7,079	Term Loan, 2.28%, Maturing January 24, 2012	6,948,456
	1,001	Term Loan, 3.03%, Maturing January 24, 2012	987,225
		Johnson Diversey, Inc.
	5,099	Term Loan, 5.50%, Maturing November 24, 2015	5,099,375
		Manitowoc Company, Inc. (The)
	10,791	Term Loan, 8.00%, Maturing November 6, 2014	10,813,808

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Polymer Group, Inc.
	1,570	Term Loan, 2.57%, Maturing November 22, 2012	$1,570,271
	15,575	Term Loan, 7.00%, Maturing November 24, 2014	15,632,913
		RBS Global, Inc.
	5,508	Term Loan, 2.63%, Maturing July 19, 2013	5,218,593
	26,366	Term Loan, 2.88%, Maturing July 19, 2013	25,195,581
		RGIS Holdings, LLC
	790	Term Loan, 3.03%, Maturing April 30, 2014	729,470
	15,801	Term Loan, 3.03%, Maturing April 30, 2014	14,589,395
		Service Master Co.
	453	Term Loan, Maturing July 24, 2014(6)	417,821
	4,547	Term Loan, Maturing July 24, 2014(6)	4,195,619
		US Investigations Services, Inc.
	6,109	Term Loan, 3.54%, Maturing February 21, 2015	5,398,898
	5,575	Term Loan, Maturing February 21, 2015(6)	5,575,000
		Vertrue, Inc.
	6,309	Term Loan, 3.54%, Maturing August 16, 2014	5,481,281

			$121,946,377

Containers and Glass Products — 2.7%
		Berry Plastics Corp.
	20,236	Term Loan, 2.34%, Maturing April 3, 2015	$18,667,477
		BWAY Corp.
	549	Term Loan, 5.50%, Maturing June 16, 2017	549,257
	5,851	Term Loan, 5.50%, Maturing June 16, 2017	5,858,743
		Consolidated Container Co.
	5,448	Term Loan, 2.56%, Maturing March 28, 2014	5,030,559
		Crown Americas, Inc.
	598	Term Loan, 2.10%, Maturing November 15, 2012	593,592
	1,997	Term Loan, 2.10%, Maturing November 15, 2012	1,984,043
EUR	1,744	Term Loan, 2.32%, Maturing November 15, 2012	2,238,712
		Graham Packaging Holdings Co.
	9,186	Term Loan, 2.64%, Maturing October 7, 2011	9,175,308
	20,992	Term Loan, 6.75%, Maturing April 5, 2014	21,198,392
		Graphic Packaging International, Inc.
	24,543	Term Loan, 2.52%, Maturing May 16, 2014	23,751,702
	6,179	Term Loan, 3.28%, Maturing May 16, 2014	6,073,208
		JSG Acquisitions
EUR	1,069	Term Loan, 4.06%, Maturing December 31, 2014	1,369,082
EUR	1,060	Term Loan, 4.25%, Maturing December 31, 2014	1,357,717
		OI European Group B.V.
EUR	11,939	Term Loan, 2.02%, Maturing June 14, 2013	15,188,169
		Reynolds Group Holdings, Inc.
	6,725	Term Loan, 5.75%, Maturing May 5, 2016	6,703,984
	7,950	Term Loan, 6.25%, Maturing May 5, 2016	7,944,038
		Smurfit-Stone Container Corp
	15,125	Term loan, 6.75%, Maturing February 22, 2016	15,216,778

			$142,900,761

Cosmetics/Toiletries — 0.9%
		Alliance Boots Holdings, Ltd.
GBP	13,000	Term Loan, 3.56%, Maturing July 5, 2015	$18,954,022
EUR	4,000	Term Loan, 3.58%, Maturing July 5, 2015	4,920,118
		American Safety Razor Co.
	3,256	Term Loan, 6.75%, Maturing July 31, 2013	3,074,676
		Bausch & Lomb, Inc.
	2,364	Term Loan, 3.57%, Maturing April 24, 2015	2,270,859
	11,762	Term Loan, 3.63%, Maturing April 24, 2015	11,296,802

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Prestige Brands, Inc.
	5,661	Term Loan, 4.75%, Maturing March 24, 2016	$5,653,736

			$46,170,213

Drugs — 0.5%
		Graceway Pharmaceuticals, LLC
	13,351	Term Loan, 3.07%, Maturing May 3, 2012	$11,208,269
		Pharmaceutical Holdings Corp.
	808	Term Loan, 4.57%, Maturing January 30, 2012	787,899
		Warner Chilcott Corp.
	4,334	Term Loan, 5.50%, Maturing October 30, 2014	4,335,128
	2,551	Term Loan, 5.75%, Maturing April 30, 2015	2,552,819
	4,129	Term Loan, 5.75%, Maturing April 30, 2015	4,134,672
	4,248	Term Loan, 5.75%, Maturing April 30, 2015	4,250,907

			$27,269,694

Ecological Services and Equipment — 0.6%
		BakerCorp.
	1,995	Term Loan, 4.95%, Maturing May 8, 2014	$1,892,622
		Big Dumpster Merger Sub, Inc.
	1,614	Term Loan, 2.57%, Maturing February 5, 2013	1,254,584
		Environmental Systems Products Holdings, Inc.
	359	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	334,200
		Kemble Water Structure, Ltd.
GBP	14,400	Term Loan - Second Lien, 4.88%, Maturing October 13, 2013	19,947,031
		Sensus Metering Systems, Inc.
	7,335	Term Loan, 7.00%, Maturing June 3, 2013	7,371,807
		Synagro Technologies, Inc.
	997	Term Loan, 2.35%, Maturing April 2, 2014	840,334
		Wastequip, Inc.
	679	Term Loan, 2.57%, Maturing February 5, 2013	528,246

			$32,168,824

Electronics/Electrical — 3.2%
		Aspect Software, Inc.
	11,621	Term Loan, 6.25%, Maturing April 19, 2016	$11,427,190
		Baldor Electric Co.
	841	Term Loan, 5.25%, Maturing January 31, 2014	843,432
		Christie/Aix, Inc.
	5,372	Term Loan, 5.25%, Maturing April 29, 2016	5,338,090
		Fairchild Semiconductor Corp.
	10,719	Term Loan, 1.88%, Maturing June 26, 2013	10,361,976
		FCI International S.A.S.
	750	Term Loan, 3.67%, Maturing November 1, 2013	697,397
	552	Term Loan, 3.91%, Maturing November 1, 2013	513,113
	573	Term Loan, 3.91%, Maturing November 1, 2013	532,982
	552	Term Loan, 3.91%, Maturing October 31, 2014	513,113
	573	Term Loan, 3.91%, Maturing October 31, 2014	532,982
		Freescale Semiconductor, Inc.
	23,890	Term Loan, 4.60%, Maturing December 1, 2016	22,012,440
		Infor Enterprise Solutions Holdings
EUR	2,895	Term Loan, 5.58%, Maturing July 28, 2015	3,423,654
	7,117	Term Loan, 6.07%, Maturing July 28, 2015	6,637,011
	19,174	Term Loan, 6.07%, Maturing July 28, 2015	17,783,830
		Network Solutions, LLC
	9,110	Term Loan, 2.57%, Maturing March 7, 2014	8,597,128
		Open Solutions, Inc.
	10,054	Term Loan, 2.63%, Maturing January 23, 2014	8,703,376
		Sensata Technologies Finance Co.
	22,816	Term Loan, 2.23%, Maturing April 26, 2013	21,544,273

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Shield Finance Co. S.A.R.L.
	6,325	Term Loan, 7.75%, Maturing June 15, 2016	$6,119,437
		Spansion, LLC
	6,883	Term Loan, 7.50%, Maturing January 8, 2015	6,846,189
		Spectrum Brands, Inc.
	23,425	Term Loan, 8.00%, Maturing June 16, 2016	23,703,172
		SS&C Technologies, Inc.
	2,882	Term Loan, 2.48%, Maturing November 23, 2012	2,784,373
		VeriFone, Inc.
	1,829	Term Loan, 3.07%, Maturing October 31, 2013	1,792,746
		Vertafore, Inc.
	6,725	Term Loan, Maturing July 29, 2016(6)	6,706,089

			$167,413,993

Equipment Leasing — 0.1%
		AWAS Capital, Inc.
	6,184	Term Loan, 2.31%, Maturing March 22, 2013	$5,812,552
		Hertz Corp.
	835	Term Loan, 2.09%, Maturing December 21, 2012	808,843
	8	Term Loan, 2.09%, Maturing December 21, 2012	7,614

			$6,629,009

Farming/Agriculture — 0.5%
		CF Industries, Inc.
	14,214	Term Loan, 4.50%, Maturing April 6, 2015	$14,297,900
		Wm. Bolthouse Farms, Inc.
	13,466	Term Loan, 5.50%, Maturing February 11, 2016	13,451,101

			$27,749,001

Financial Intermediaries — 3.1%
		Asset Acceptance Capital Corp.
	2,233	Term Loan, 3.85%, Maturing June 5, 2013	$2,154,773
		Citco III, Ltd.
	19,889	Term Loan, 4.75%, Maturing May 30, 2014	19,093,653
		E.A. Viner International Co.
	378	Term Loan, 5.04%, Maturing July 31, 2013	359,138
		Fidelity National Information Services, Inc.
	17,550	Term loan, 5.25%, Maturing July 18, 2016	17,672,481
		First Data Corp.
	3,478	Term Loan, 3.08%, Maturing September 24, 2014	3,034,085
	3,969	Term Loan, 3.08%, Maturing September 24, 2014	3,459,572
	5,964	Term Loan, 3.08%, Maturing September 24, 2014	5,205,034
		Grosvenor Capital Management
	5,499	Term Loan, 2.38%, Maturing December 5, 2013	5,224,501
		Interactive Data Corp.
	10,500	Term Loan, Maturing January 27, 2017(6)	10,495,622
		Jupiter Asset Management Group
GBP	2,841	Term Loan, 4.44%, Maturing March 17, 2015	4,203,734
		LPL Holdings, Inc.
	7,780	Term Loan, 2.21%, Maturing June 28, 2013	7,436,493
	24,490	Term Loan, 4.25%, Maturing June 25, 2015	23,571,231
	15,960	Term Loan, 5.25%, Maturing June 28, 2017	15,860,250
		MSCI, Inc.
	24,200	Term Loan, 4.75%, Maturing June 1, 2016	24,351,250
		Nuveen Investments, Inc.
	16,977	Term Loan, 3.51%, Maturing November 13, 2014	14,998,124
		Oxford Acquisition III, Ltd.
	7,042	Term Loan, 2.26%, Maturing May 12, 2014	6,196,895

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		RJO Holdings Corp. (RJ O’Brien)
	4,064	Term Loan, 5.35%, Maturing July 12, 2014(2)	$2,763,662

			$166,080,498

Food Products — 2.2%
		Acosta, Inc.
	16,782	Term Loan, 2.57%, Maturing July 28, 2013	$15,858,411
		American Seafoods Group, LLC
	5,250	Term Loan, 5.50%, Maturing May 7, 2015	5,241,763
		B&G Foods, Inc.
	1,500	Term Loan, 2.54%, Maturing February 26, 2013	1,492,500
		BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.90%, Maturing December 31, 2013	5,146,481
GBP	2,500	Term Loan - Second Lien, 5.53%, Maturing June 30, 2015	3,635,197
		Dean Foods Co.
	26,327	Term Loan, 1.92%, Maturing April 2, 2014	24,714,225
		Dole Food Company, Inc.
	2,513	Term Loan, 8.00%, Maturing August 30, 2010	2,520,864
	6,646	Term Loan, 5.02%, Maturing March 2, 2017	6,665,196
	2,676	Term Loan, 5.04%, Maturing March 2, 2017	2,683,522
		Mafco Worldwide Corp.
	974	Term Loan, 2.33%, Maturing December 8, 2011	919,964
		Michael Foods Holdings, Inc.
	5,275	Term Loan, 6.25%, Maturing June 29, 2016	5,295,441
		Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.93%, Maturing April 2, 2013(3)	3,640,000
	33,672	Term Loan, 2.85%, Maturing April 2, 2014	31,787,287
	6,325	Term Loan, 7.50%, Maturing April 2, 2014	6,353,235
		United Biscuits
GBP	1,500	Term Loan - Second Lien, 5.04%, Maturing June 15, 2016	2,177,195

			$118,131,281

Food Service — 2.6%
		AFC Enterprises, Inc.
	1,212	Term Loan, 7.00%, Maturing May 11, 2013	$1,215,384
		Aramark Corp.
	965	Term Loan, 2.41%, Maturing January 26, 2014	887,800
	2,104	Term Loan, 2.07%, Maturing January 27, 2014	1,974,762
	19,399	Term Loan, 2.41%, Maturing January 27, 2014	18,211,219
	3,343	Term Loan, 3.60%, Maturing July 26, 2016	3,225,019
	38,581	Term Loan, 3.78%, Maturing July 26, 2016	37,214,687
		Buffets, Inc.
	9,203	Term Loan, 12.00%, Maturing April 21, 2015(2)	8,345,704
	1,119	Term Loan, 7.53%, Maturing April 22, 2015(2)	867,040
		CBRL Group, Inc.
	367	Term Loan, 1.85%, Maturing April 29, 2013	358,753
	3,611	Term Loan, 1.85%, Maturing April 29, 2013	3,531,131
	222	Term Loan, 2.85%, Maturing April 27, 2016	217,544
	2,305	Term Loan, 2.85%, Maturing April 27, 2016	2,261,808
		JRD Holdings, Inc.
	3,459	Term Loan, 2.58%, Maturing July 2, 2014	3,303,198
		OSI Restaurant Partners, LLC
	1,866	Term Loan, 2.82%, Maturing June 14, 2013	1,625,106
	20,198	Term Loan, 2.88%, Maturing June 14, 2014	17,589,086
		QCE Finance, LLC
	9,613	Term Loan, 5.13%, Maturing May 5, 2013	7,974,767
		Sagittarius Restaurants, LLC
	4,350	Term Loan, 7.50%, Maturing May 18, 2015	4,290,187
		Selecta
CHF	18,405	Term Loan, 2.45%, Maturing July 2, 2015	14,841,196

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		SSP Financing, Ltd.
	2,834	Term Loan, 1.00%, Maturing June 15, 2016	$1,158,492
	5,115	Term Loan, 1.54%, Maturing December 17, 2016	3,580,799
		Wendys/Arbys Restaurants, LLC
	3,425	Term Loan, 5.00%, Maturing May 24, 2017	3,434,847

			$136,108,529

Food/Drug Retailers — 2.7%
		General Nutrition Centers, Inc.
	34,913	Term Loan, 2.71%, Maturing September 16, 2013	$32,963,364
		Pantry, Inc. (The)
	61	Term Loan, 2.07%, Maturing May 15, 2014	58,619
	6,655	Term Loan, 2.07%, Maturing May 15, 2014	6,369,397
		Rite Aid Corp.
	43,788	Term Loan, 2.09%, Maturing June 4, 2014	38,511,211
	13,832	Term Loan, 6.00%, Maturing June 4, 2014	13,106,270
	14,449	Term Loan, 9.50%, Maturing June 10, 2015	14,761,738
		Roundy’s Supermarkets, Inc.
	34,441	Term Loan, 7.00%, Maturing November 3, 2013	34,344,021
	2,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	2,540,625
		Supervalu, Inc.
	480	Term Loan, 1.57%, Maturing June 1, 2012	464,651
	851	Term Loan, 3.07%, Maturing October 5, 2015	823,482

			$143,943,378

Forest Products — 1.0%
		Georgia-Pacific Corp.
	5,435	Term Loan, 2.48%, Maturing December 20, 2012	$5,356,125
	39,954	Term Loan, 2.53%, Maturing December 21, 2012	39,370,196
	10,442	Term Loan, 3.79%, Maturing December 23, 2014	10,408,932

			$55,135,253

Health Care — 11.0%
		1-800 Contacts, Inc.
	6,942	Term Loan, 7.70%, Maturing March 4, 2015	$6,803,348
		Alliance Healthcare Services
	8,859	Term Loan, 5.50%, Maturing June 1, 2016	8,741,120
		American Medical Systems
	1,059	Term Loan, 2.63%, Maturing July 20, 2012	1,021,903
		AMR Holdco, Inc.
	4,969	Term Loan, 3.34%, Maturing April 8, 2015	4,956,328
		Ardent Medical Services, Inc.
	7,606	Term Loan, 6.50%, Maturing September 9, 2015	7,420,543
		Aveta Holdings, LLC
	4,367	Term Loan, 8.00%, Maturing April 14, 2015	4,276,502
	4,367	Term Loan, 8.00%, Maturing April 14, 2015	4,276,502
		Biomet, Inc.
	29,669	Term Loan, 3.51%, Maturing March 25, 2015	28,906,704
EUR	2,892	Term Loan, 3.64%, Maturing March 25, 2015	3,584,917
		Cardinal Health 409, Inc.
	15,440	Term Loan, 2.57%, Maturing April 10, 2014	13,973,621
		Carestream Health, Inc.
	16,389	Term Loan, 2.32%, Maturing April 30, 2013	15,584,064
	2,364	Term Loan - Second Lien, 5.57%, Maturing October 30, 2013	2,201,499
		Carl Zeiss Vision Holding GmbH
EUR	8,371	Term Loan, 3.14%, Maturing July 24, 2016	8,815,628
		Community Health Systems, Inc.
	2,676	Term Loan, 2.79%, Maturing July 25, 2014	2,539,145
	71,031	Term Loan, 2.79%, Maturing July 25, 2014	67,404,144
		Concentra, Inc.
	6,625	Term Loan, 2.79%, Maturing June 25, 2014	6,188,862

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Convatec Cidron
EUR	1,998	Term Loan, 3.97%, Maturing August 1, 2015	$2,520,210
		CRC Health Corp.
	1,838	Term Loan, 2.78%, Maturing February 6, 2013	1,677,309
	3,705	Term Loan, 2.78%, Maturing February 6, 2013	3,380,758
		Dako EQT Project Delphi
EUR	3,099	Term Loan, 2.85%, Maturing May 31, 2016	3,452,367
	1,568	Term Loan, 2.66%, Maturing June 12, 2016	1,330,442
		DaVita, Inc.
	16,810	Term Loan, 1.86%, Maturing October 5, 2012	16,475,976
		DJO Finance, LLC
	4,447	Term Loan, 3.32%, Maturing May 20, 2014	4,241,472
		Fenwal, Inc.
	506	Term Loan, 2.79%, Maturing February 28, 2014	438,687
	2,953	Term Loan, 2.79%, Maturing February 28, 2014	2,559,376
		Fresenius Medical Care Holdings
	7,817	Term Loan, 1.87%, Maturing March 31, 2013	7,615,850
		Fresenius SE
	361	Term Loan, 4.50%, Maturing September 10, 2014	362,925
	633	Term Loan, 4.50%, Maturing September 10, 2014	635,344
		Hanger Orthopedic Group, Inc.
	3,276	Term Loan, 2.33%, Maturing May 28, 2013	3,190,300
		Harvard Drug Group, LLC
	358	Term Loan, 6.50%, Maturing April 8, 2016	343,780
	2,604	Term Loan, 6.50%, Maturing April 8, 2016	2,500,220
		HCA, Inc.
	18,668	Term Loan, 2.78%, Maturing November 18, 2013	18,058,790
	45,769	Term Loan, 3.78%, Maturing March 31, 2017	44,635,236
		Health Management Association, Inc.
	40,210	Term Loan, 2.28%, Maturing February 28, 2014	37,907,603
		HealthSouth Corp.
	3,000	Term Loan, 2.50%, Maturing March 10, 2012	2,850,000
	3,575	Term Loan, 2.79%, Maturing March 11, 2013	3,477,075
	2,943	Term Loan, 4.29%, Maturing September 10, 2015	2,912,754
		Iasis Healthcare, LLC
	109	Term Loan, 2.32%, Maturing March 14, 2014	103,561
	316	Term Loan, 2.32%, Maturing March 14, 2014	299,222
	30	Term Loan, 3.21%, Maturing March 14, 2014	28,180
		Ikaria Acquisition, Inc.
	3,500	Term Loan, 7.00%, Maturing May 16, 2016	3,386,250
		IM U.S. Holdings, LLC
	9,236	Term Loan, 2.42%, Maturing June 26, 2014	8,854,934
		IMS Health, Inc.
EUR	1,980	Term Loan, 5.50%, Maturing January 31, 2016	2,554,612
	8,169	Term Loan, 5.25%, Maturing February 26, 2016	8,197,052
		inVentiv Health, Inc.
	7,354	Term Loan, 2.29%, Maturing July 6, 2014	7,316,941
		Lifepoint Hospitals, Inc.
	15,498	Term Loan, 3.25%, Maturing April 15, 2015	15,135,103
		MPT Operating Partnership, LP
	8,000	Term Loan, 5.00%, Maturing May 17, 2016	7,960,000
		MultiPlan Merger Corp.
	5,666	Term Loan, 3.63%, Maturing April 12, 2013	5,636,194
	6,577	Term Loan, 3.63%, Maturing April 12, 2013	6,542,277
	4,331	Term Loan, 6.00%, Maturing April 12, 2013	4,323,733
		Mylan, Inc.
	12,777	Term Loan, 3.75%, Maturing October 2, 2014	12,736,268
		National Mentor Holdings, Inc.
	537	Term Loan, 2.30%, Maturing June 29, 2013	471,308
	8,708	Term Loan, 2.54%, Maturing June 29, 2013	7,641,533

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Nyco Holdings
	9,469	Term Loan, 4.14%, Maturing December 29, 2014	$8,747,915
EUR	5,961	Term Loan, 4.47%, Maturing December 29, 2014	7,250,662
	9,469	Term Loan, 4.89%, Maturing December 29, 2015	8,747,915
EUR	5,961	Term Loan, 5.22%, Maturing December 29, 2015	7,250,662
		Prime Healthcare Services, Inc.
	17,082	Term Loan, 7.25%, Maturing April 22, 2015	16,398,900
		Psychiatric Solutions, Inc.
	856	Term Loan, 2.27%, Maturing July 2, 2012	849,946
		RadNet Management, Inc.
	12,244	Term Loan, 5.75%, Maturing April 1, 2016	12,101,458
		ReAble Therapeutics Finance, LLC
	8,805	Term Loan, 2.41%, Maturing November 16, 2013	8,533,332
		RehabCare Group, Inc.
	4,943	Term Loan, 6.00%, Maturing November 24, 2015	4,912,614
		Select Medical Holdings Corp.
	1,000	Revolving Loan, 0.50%, Maturing February 24, 2011(3)	920,000
	3,824	Term Loan, 4.23%, Maturing August 22, 2014	3,725,852
	10,402	Term Loan, 4.23%, Maturing August 22, 2014	10,135,882
		Skillsoft Corp.
	4,000	Term Loan, 6.50%, Maturing May 19, 2017	4,015,000
		Sunrise Medical Holdings, Inc.
EUR	2,482	Term Loan, 8.00%, Maturing May 13, 2014	3,040,414
		TZ Merger Sub., Inc. (TriZetto)
	4,818	Term Loan, 7.50%, Maturing August 4, 2015	4,818,338
		Universal Health Services, Inc.
	15,425	Term Loan, Maturing July 28, 2016(6)	15,335,026
		Vanguard Health Holding Co., LLC
	9,776	Term Loan, 5.00%, Maturing January 29, 2016	9,694,852
		VWR International, Inc.
	17,346	Term Loan, 2.82%, Maturing June 30, 2014	16,109,857

			$581,037,097

Home Furnishings — 0.8%
		Dometic Corp.
	914	Term Loan, 1.29%, Maturing September 5, 2013	$813,717
	2,057	Term Loan, 1.29%, Maturing September 5, 2013	1,584,005
	1,048	Term Loan, 3.38%, Maturing September 5, 2013(2)	385,141
		Hunter Fan Co.
	3,580	Term Loan, 2.85%, Maturing April 16, 2014	3,188,197
		Interline Brands, Inc.
	6,416	Term Loan, 2.08%, Maturing June 23, 2013	5,966,985
	1,376	Term Loan, 2.08%, Maturing June 23, 2013	1,279,513
		National Bedding Co., LLC
	24,995	Term Loan, 2.38%, Maturing February 28, 2013	23,995,346
	1,500	Term Loan - Second Lien, 5.38%, Maturing February 28, 2014	1,395,000
		Oreck Corp.
	797	Term Loan - Second Lien, 4.04%, Maturing March 19, 2016(7)	637,976
		Sanitec Europe OY
EUR	3,470	Term Loan, 2.50%, Maturing June 24, 2016	3,331,457

			$42,577,337

Industrial Equipment — 2.3%
		Baxi Group, Ltd.
EUR	3,254	Revolving Loan, 2.81%, Maturing December 27, 2010(3)	$3,943,132
GBP	440	Term Loan, 3.26%, Maturing December 27, 2010	666,271
EUR	500	Term Loan, 3.53%, Maturing June 13, 2011	622,255
EUR	500	Term Loan, 4.53%, Maturing June 13, 2012	622,254
		Brand Energy and Infrastructure Services, Inc.
	9,368	Term Loan, 2.81%, Maturing February 7, 2014	8,360,869

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Bucyrus International, Inc.
	10,609	Term Loan, 4.50%, Maturing February 19, 2016	$10,656,378
		CEVA Group PLC U.S.
	2,047	Term Loan, 3.32%, Maturing November 4, 2013	1,811,879
	40	Term Loan, 3.53%, Maturing November 4, 2013	34,938
EUR	635	Term Loan, 3.64%, Maturing November 4, 2013	727,158
EUR	1,078	Term Loan, 3.64%, Maturing November 4, 2013	1,234,797
EUR	1,325	Term Loan, 3.64%, Maturing November 4, 2013	1,517,574
EUR	1,136	Term Loan, 3.75%, Maturing November 4, 2013	1,301,257
		EPD Holdings, (Goodyear Engineering Products)
	2,343	Term Loan, 2.84%, Maturing July 31, 2014	2,002,918
	12,831	Term Loan, 2.84%, Maturing July 31, 2014	10,970,343
	2,000	Term Loan - Second Lien, 6.09%, Maturing July 13, 2015	1,525,000
		Generac Acquisition Corp.
	8,802	Term Loan, 2.90%, Maturing November 11, 2013	8,128,340
		Gleason Corp.
	3,459	Term Loan, 2.19%, Maturing June 30, 2013	3,130,208
		Itron, Inc.
	630	Term Loan, 3.82%, Maturing April 18, 2014	628,729
		Jason, Inc.
	1,731	Term Loan, 0.00%, Maturing July 30, 2010(5)	1,298,456
		John Maneely Co.
	18,975	Term Loan, 3.78%, Maturing December 9, 2013	18,053,767
		KION Group GmbH
EUR	525	Term Loan, 4.39%, Maturing December 23, 2014(2)	544,781
	8,838	Term Loan, 2.57%, Maturing January 28, 2015(2)	6,925,632
EUR	485	Term Loan, 4.64%, Maturing December 29, 2015(2)	503,853
	8,838	Term Loan, 2.82%, Maturing January 28, 2016(2)	6,925,632
		Polypore, Inc.
	2,000	Revolving Loan, 0.64%, Maturing July 3, 2013(3)	1,820,000
	22,681	Term Loan, 2.32%, Maturing July 3, 2014	21,731,213
EUR	1,081	Term Loan, 2.64%, Maturing July 3, 2014	1,324,258
		Sequa Corp.
	1,990	Term Loan, 3.79%, Maturing December 3, 2014	1,861,745
		TFS Acquisition Corp.
	4,525	Term Loan, 14.00%, Maturing August 11, 2013(2)	4,502,212

			$123,375,849

Insurance — 1.9%
		Alliant Holdings I, Inc.
	19,892	Term Loan, 3.53%, Maturing August 21, 2014	$18,748,315
		AmWINS Group, Inc.
	6,428	Term Loan, 3.04%, Maturing June 8, 2013	5,949,850
		Applied Systems, Inc.
	11,496	Term Loan, 2.82%, Maturing September 26, 2013	10,624,205
		CCC Information Services Group, Inc.
	7,227	Term Loan, 2.58%, Maturing February 10, 2013	6,979,823
		Conseco, Inc.
	22,278	Term Loan, 7.50%, Maturing October 10, 2013	21,832,490
		Crump Group, Inc.
	3,223	Term Loan, 3.32%, Maturing August 1, 2014	2,997,840
		HUB International Holdings, Inc.
	1,623	Term Loan, 3.03%, Maturing June 13, 2014	1,483,064
	11,561	Term Loan, 3.03%, Maturing June 13, 2014	10,563,465
	3,499	Term Loan, 6.75%, Maturing June 13, 2014	3,383,400
		U.S.I. Holdings Corp.
	18,548	Term Loan, 3.29%, Maturing May 5, 2014	16,959,722
	1,985	Term Loan, 7.00%, Maturing May 5, 2014	1,920,487

			$101,442,661

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Leisure Goods/Activities/Movies — 4.0%
		24 Hour Fitness Worldwide, Inc.
	4,000	Term Loan, 6.75%, Maturing April 22, 2016	$3,733,000
		AMC Entertainment, Inc.
	20,210	Term Loan, 2.08%, Maturing January 28, 2013	19,588,798
		AMF Bowling Worldwide, Inc.
	2,792	Term Loan, 2.84%, Maturing June 8, 2013	2,402,796
		Bombardier Recreational Products
	21,998	Term Loan, 3.19%, Maturing June 28, 2013	19,082,840
		Carmike Cinemas, Inc.
	14,712	Term Loan, 5.50%, Maturing January 27, 2016	14,709,819
		CFV I, LLC/Hicks Sports Group
	438	Term Loan, 11.44%, Maturing October 1, 2010(2)(3)	435,604
		Cinemark, Inc.
	23,915	Term Loan, 3.60%, Maturing April 29, 2016	23,379,156
		Deluxe Entertainment Services
	451	Term Loan, 6.25%, Maturing May 11, 2013	406,187
	4,162	Term Loan, 6.25%, Maturing May 11, 2013	3,745,552
	271	Term Loan, 6.35%, Maturing May 11, 2013	244,291
		Fender Musical Instruments Corp.
	1,136	Term Loan, 2.61%, Maturing June 9, 2014	995,798
	3,961	Term Loan, 2.79%, Maturing June 9, 2014	3,472,249
		Metro-Goldwyn-Mayer Holdings, Inc.
	22,904	Term Loan, 0.00%, Maturing April 9, 2012(4)	10,043,436
		National CineMedia, LLC
	12,250	Term Loan, 2.29%, Maturing February 13, 2015	11,632,392
		Odeon
GBP	624	Term Loan, 3.95%, Maturing April 2, 2015	924,624
GBP	624	Term Loan, 4.83%, Maturing April 2, 2016	924,623
		Regal Cinemas Corp.
	20,237	Term Loan, 4.03%, Maturing November 21, 2016	19,963,310
		Revolution Studios Distribution Co., LLC
	5,521	Term Loan, 4.07%, Maturing December 21, 2014	4,471,836
		Six Flags Theme Parks, Inc.
	17,400	Term Loan, 6.00%, Maturing June 30, 2016	17,295,513
		Southwest Sports Group, LLC
	9,500	Term Loan, 6.75%, Maturing December 22, 2010	8,692,500
		Sram, LLC
	3,862	Term loan, 5.01%, Maturing April 30, 2015	3,871,724
		SW Acquisition Co., Inc.
	14,079	Term Loan, 5.75%, Maturing June 1, 2016	14,112,252
		Universal City Development Partners, Ltd.
	16,818	Term Loan, 5.50%, Maturing November 6, 2014	16,868,734
		Zuffa, LLC
	4,000	Revolving Loan, 1.38%, Maturing June 19, 2012(3)	3,320,000
	9,067	Term Loan, 2.38%, Maturing June 22, 2015	8,590,585

			$212,907,619

Lodging and Casinos — 3.4%
		Ameristar Casinos, Inc.
	1,805	Term Loan, 3.59%, Maturing November 10, 2012	$1,801,784
		Choctaw Resort Development Enterprise
	2,273	Term Loan, 4.00%, Maturing November 4, 2011	2,250,036
		Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.52%, Maturing November 20, 2014	2,021,260
GBP	1,500	Term Loan, 5.02%, Maturing November 20, 2015	2,021,260
		Gala Electric Casinos, Ltd.
EUR	317	Revolving Loan, 3.69%, Maturing September 28, 2012	395,033
GBP	667	Revolving Loan, 4.89%, Maturing October 26, 2012	999,419
GBP	9,750	Term Loan, 4.96%, Maturing December 12, 2014	14,121,972

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
GBP	9,750	Term Loan, 5.45%, Maturing December 12, 2014	$14,122,075
GBP	1,178	Term Loan - Second Lien, 6.00%, Maturing April 7, 2015	1,629,417
		Harrah’s Operating Co.
	3,500	Term Loan, 3.50%, Maturing January 28, 2015	3,003,924
	7,051	Term Loan, 3.50%, Maturing January 28, 2015	6,070,980
	8,917	Term Loan, 3.50%, Maturing January 28, 2015	7,623,465
	9,950	Term Loan, 9.50%, Maturing October 31, 2016	10,193,218
		Herbst Gaming, Inc.
	2,291	Term Loan, 0.00%, Maturing January 2, 2014(4)	1,409,131
	6,176	Term Loan, 0.00%, Maturing January 2, 2014(4)	3,797,955
		Isle of Capri Casinos, Inc.
	4,202	Term Loan, 5.00%, Maturing November 25, 2013	3,982,185
	7,311	Term Loan, 5.00%, Maturing November 25, 2013	6,928,625
	17,665	Term Loan, 5.00%, Maturing November 25, 2013	16,741,789
		LodgeNet Entertainment Corp.
	9,485	Term Loan, 2.54%, Maturing April 4, 2014	8,785,531
		New World Gaming Partners, Ltd.
	949	Term Loan, 3.05%, Maturing September 30, 2014	923,287
	9,600	Term Loan, 3.05%, Maturing September 30, 2014	9,335,848
		Penn National Gaming, Inc.
	20,983	Term Loan, 2.10%, Maturing October 3, 2012	20,565,676
		Scandic Hotels
EUR	1,725	Term Loan, 3.11%, Maturing April 25, 2015	1,730,476
EUR	1,725	Term Loan, 3.49%, Maturing June 30, 2016	1,730,476
		Venetian Casino Resort/Las Vegas Sands, Inc.
	8,827	Term Loan, 2.07%, Maturing May 23, 2014	8,214,193
	21,137	Term Loan, 2.07%, Maturing May 23, 2014	19,670,797
		VML US Finance, LLC
	2,764	Term Loan, 5.04%, Maturing May 25, 2012	2,701,794
	4,644	Term Loan, 5.04%, Maturing May 27, 2013	4,569,170

			$177,340,776

Nonferrous Metals/Minerals — 0.8%
		Compass Minerals Group, Inc.
	4,898	Term Loan, 1.93%, Maturing December 22, 2012	$4,898,346
		Euramax International, Inc.
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	699,064
	744	Term Loan, 10.00%, Maturing June 29, 2013	701,887
GBP	492	Term Loan, 14.00%, Maturing June 29, 2013(2)	728,254
	769	Term Loan, 14.00%, Maturing June 29, 2013(2)	725,251
		Noranda Aluminum Acquisition
	5,561	Term Loan, 2.54%, Maturing May 18, 2014	5,157,521
		Novelis, Inc.
	3,431	Term Loan, 2.32%, Maturing July 6, 2014	3,291,042
	8,296	Term Loan, 2.54%, Maturing July 6, 2014	7,958,512
		Oxbow Carbon and Mineral Holdings
	16,801	Term Loan, 2.53%, Maturing May 8, 2014	15,926,421
		Tube City IMS Corp.
	1,150	Term Loan, 2.57%, Maturing January 25, 2014	1,067,304
	144	Term Loan, 2.78%, Maturing January 25, 2014	133,716

			$41,287,318

Oil and Gas — 2.7%
		Atlas Pipeline Partners, L.P.
	9,696	Term Loan, 6.75%, Maturing July 27, 2014	$9,676,185
		Big West Oil, LLC
	5,600	Term Loan, 12.00%, Maturing February 19, 2015	5,646,665
		Citgo Petroleum Corp.
	4,100	Term Loan, 8.25%, Maturing June 24, 2015	4,039,140
	18,350	Term Loan, 9.25%, Maturing June 15, 2017	18,394,444

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Dresser, Inc.
	18,360	Term Loan, 2.70%, Maturing May 4, 2014	$17,074,573
		Dynegy Holdings, Inc.
	1,955	Term Loan, 4.07%, Maturing April 2, 2013	1,833,939
	37,377	Term Loan, 4.07%, Maturing April 2, 2013	35,056,480
		Enterprise GP Holdings, L.P.
	2,352	Term Loan, 2.78%, Maturing November 10, 2014	2,293,200
		Hercules Offshore, Inc.
	5,898	Term Loan, 6.00%, Maturing July 11, 2013	5,254,615
		IFM (US) Colonial Pipeline 2, LLC
	873	Term Loan, 2.51%, Maturing February 27, 2012	850,794
		Precision Drilling Corp.
	3,511	Term Loan, 4.35%, Maturing December 23, 2013	3,440,403
	7,603	Term Loan, 9.25%, Maturing September 30, 2014	7,621,684
		Semcrude Pipeline, LLC
	8,234	Term Loan, 7.50%, Maturing June 2, 2014	8,213,587
		SemGroup Corp.
	7,068	Term Loan, 8.10%, Maturing November 30, 2012	7,006,197
		Sheridan Production Partners I, LLC
	780	Term Loan, 7.50%, Maturing April 20, 2017	756,117
	1,276	Term Loan, 7.50%, Maturing April 20, 2017	1,237,901
	9,631	Term Loan, 7.50%, Maturing April 20, 2017	9,342,069
		Targa Resources, Inc.
	4,585	Term Loan, 5.75%, Maturing July 5, 2016	4,593,188

			$142,331,181

Publishing — 4.8%
		American Media Operations, Inc.
	17,463	Term Loan, 10.00%, Maturing January 30, 2013(2)	$16,786,284
		Aster Zweite Beteiligungs GmbH
	597	Term Loan, 2.64%, Maturing September 27, 2013	534,508
	7,825	Term Loan, 2.64%, Maturing September 27, 2013	7,003,375
	639	Term Loan, 2.64%, Maturing September 27, 2014	571,504
EUR	708	Term Loan, 2.97%, Maturing December 31, 2014	850,958
EUR	792	Term Loan, 2.97%, Maturing December 31, 2014	950,649
		Black Press US Partnership
	1,117	Term Loan, 2.54%, Maturing August 2, 2013	980,233
	1,840	Term Loan, 2.54%, Maturing August 2, 2013	1,614,502
		GateHouse Media Operating, Inc.
	15,631	Term Loan, 2.33%, Maturing August 28, 2014	6,346,192
	4,906	Term Loan, 2.34%, Maturing August 28, 2014	1,991,716
	9,330	Term Loan, 2.59%, Maturing August 28, 2014	3,788,116
		Getty Images, Inc.
	8,957	Term Loan, 6.25%, Maturing July 2, 2015	9,000,770
		Hanley-Wood, LLC
	7,312	Term Loan, 2.73%, Maturing March 8, 2014	3,893,906
		Lamar Media Corp.
	6,584	Term Loan, 4.25%, Maturing December 30, 2016	6,605,390
		Laureate Education, Inc.
	2,888	Term Loan, 3.74%, Maturing August 17, 2014	2,631,158
	19,292	Term Loan, 3.74%, Maturing August 17, 2014	17,574,689
	2,978	Term Loan, 7.00%, Maturing August 31, 2014	2,926,883
		MediaNews Group, Inc.
	2,741	Term Loan, 8.50%, Maturing March 19, 2014	2,583,532
		Mediannuaire Holding
EUR	1,782	Term Loan, 2.97%, Maturing October 10, 2014	1,668,365
EUR	1,781	Term Loan, 3.47%, Maturing October 9, 2015	1,663,247
		Merrill Communications, LLC
	9,854	Term Loan, 8.50%, Maturing December 24, 2012	9,275,303

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Nelson Education, Ltd.
	292	Term Loan, 3.03%, Maturing July 5, 2014	$264,034
		Newspaper Holdings, Inc.
	18,303	Term Loan, 2.00%, Maturing July 24, 2014	10,981,778
		Nielsen Finance, LLC
	45,602	Term Loan, 2.35%, Maturing August 9, 2013	43,398,234
	6,848	Term Loan, 4.10%, Maturing May 2, 2016	6,636,006
		Philadelphia Newspapers, LLC
	2,061	DIP Loan, 12.50%, Maturing March 30, 2011	2,088,115
	5,003	Term Loan, 0.00%, Maturing June 29, 2013(4)	1,538,313
		SGS International, Inc.
	1,943	Term Loan, 2.88%, Maturing December 30, 2011	1,904,419
	964	Term Loan, 2.89%, Maturing December 30, 2011	944,642
		Source Interlink Companies, Inc.
	1,801	Term Loan, 10.75%, Maturing June 18, 2012	1,800,681
	2,273	Term Loan, 10.75%, Maturing June 18, 2013	2,181,818
	1,335	Term Loan, 15.00%, Maturing March 18, 2014(2)	841,345
		Source Media, Inc.
	10,203	Term Loan, 6.04%, Maturing November 8, 2011	9,768,922
		Springer Science+Business Media S.A.
EUR	5,000	Term Loan, 6.75%, Maturing June 30, 2015	6,489,690
	5,000	Term Loan, 6.75%, Maturing June 17, 2016	4,970,835
		Star Tribune Co. (The)
	1,262	Term Loan, 8.00%, Maturing September 28, 2014(7)	1,028,714
	841	Term Loan, 8.00%, Maturing September 29, 2014(7)	599,978
		TL Acquisitions, Inc.
	8,316	Term Loan, 3.03%, Maturing July 3, 2014	7,377,208
		Trader Media Corp.
GBP	11,879	Term Loan, 2.70%, Maturing March 23, 2015	16,763,967
		Tribune Co.
	4,791	Term Loan, 0.00%, Maturing June 7, 2011(4)	2,990,295
	1,561	Term Loan, 0.00%, Maturing June 4, 2014(4)	1,002,755
	12,912	Term Loan, 0.00%, Maturing June 4, 2014(4)	7,343,734
		Xsys, Inc.
	7,834	Term Loan, 2.64%, Maturing September 27, 2013	7,011,073
EUR	2,750	Term Loan, 2.97%, Maturing September 27, 2013	3,302,945
	8,001	Term Loan, 2.64%, Maturing September 27, 2014	7,161,271
EUR	2,690	Term Loan, 2.97%, Maturing September 27, 2014	3,230,561
EUR	1,000	Term Loan - Second Lien, 5.39%, Maturing September 27, 2015	1,151,659

			$252,014,272

Radio and Television — 2.8%
		Block Communications, Inc.
	9,364	Term Loan, 2.32%, Maturing December 22, 2011	$8,825,381
		CMP Susquehanna Corp.
	3,815	Revolving Loan, 1.61%, Maturing May 5, 2011(3)	3,185,319
	8,875	Term Loan, 2.38%, Maturing May 5, 2013	7,758,651
		Cumulus Media, Inc.
	13,109	Term Loan, 4.08%, Maturing June 11, 2014	11,863,671
		Emmis Operating Co.
	6,836	Term Loan, 4.54%, Maturing November 1, 2013	5,870,026
		Entercom Communications Corp.
	3,000	Term Loan, 0.97%, Maturing June 30, 2012(3)	2,752,500
		Gray Television, Inc.
	2,719	Term Loan, 3.85%, Maturing December 31, 2014	2,559,745
		HIT Entertainment, Inc.
	1,438	Term Loan, 5.60%, Maturing June 1, 2012	1,349,874
		Live Nation Worldwide, Inc.
	16,933	Term Loan, 4.50%, Maturing November 7, 2016	16,713,709

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Local TV Finance, LLC
	1,940	Term Loan, 2.32%, Maturing May 7, 2013	$1,724,984
		Mission Broadcasting, Inc.
	3,812	Term Loan, 5.00%, Maturing September 30, 2016	3,736,005
		NEP II, Inc.
	2,378	Term Loan, 2.33%, Maturing February 16, 2014	2,270,767
		Nexstar Broadcasting, Inc.
	5,963	Term Loan, 5.01%, Maturing September 30, 2016	5,843,495
		Raycom TV Broadcasting, LLC
	9,083	Term Loan, 1.88%, Maturing June 25, 2014	8,446,917
		Spanish Broadcasting System, Inc.
	6,293	Term Loan, 2.29%, Maturing June 11, 2012	5,674,578
		Tyrol Acquisition 2 SAS
EUR	6,300	Term Loan, 2.64%, Maturing January 30, 2015	6,812,122
EUR	6,300	Term Loan, 2.89%, Maturing January 29, 2016	6,812,122
		Univision Communications, Inc.
	42,432	Term Loan, 2.57%, Maturing September 29, 2014	37,157,523
		Weather Channel
	7,653	Term Loan, 5.00%, Maturing September 14, 2015	7,669,171
		Young Broadcasting, Inc.
	2,053	Term Loan, 8.00%, Maturing June 30, 2015	2,077,543

			$149,104,103

Rail Industries — 0.2%
		Kansas City Southern Railway Co.
	7,775	Term Loan, 2.22%, Maturing April 26, 2013	$7,560,798
	1,940	Term Loan, 1.97%, Maturing April 28, 2013	1,872,100

			$9,432,898

Retailers (Except Food and Drug) — 2.4%
		American Achievement Corp.
	1,382	Term Loan, 6.26%, Maturing March 25, 2011	$1,312,446
		Amscan Holdings, Inc.
	4,073	Term Loan, 2.79%, Maturing May 25, 2013	3,856,439
		Dollar General Corp.
	2,000	Term Loan, 3.14%, Maturing July 7, 2014	1,945,376
		Educate, Inc.
	2,691	Term Loan - Second Lien, Maturing June 16, 2014(6)	2,624,070
		Harbor Freight Tools USA, Inc.
	11,975	Term Loan, 5.02%, Maturing February 24, 2016	11,950,679
		Josten’s Corp.
	8,396	Term Loan, 2.34%, Maturing October 4, 2011	8,296,086
		KKR My Best Friend UK Holdco.
GBP	4,000	Term Loan, 5.73%, Maturing January 24, 2017	6,279,214
		Mapco Express, Inc.
	2,819	Term Loan, 6.75%, Maturing April 28, 2011	2,748,697
		Matalan Group, Ltd.
GBP	2,000	Term Loan, 5.55%, Maturing March 24, 2016	3,128,491
		Michaels Stores, Inc.
	1,000	Term Loan, 2.76%, Maturing October 31, 2013	937,914
		Neiman Marcus Group, Inc.
	14,156	Term Loan, 2.47%, Maturing April 5, 2013	13,379,886
		Orbitz Worldwide, Inc.
	11,796	Term Loan, 3.42%, Maturing July 25, 2014	11,091,867
		Oriental Trading Co., Inc.
	2,000	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(4)	350,000
		Pep Boys-Manny, Moe, & Jack (The)
	2,355	Term Loan, 2.54%, Maturing October 2, 2013	2,247,380
		Pilot Travel Centers, LLC
	6,039	Term Loan, 5.25%, Maturing June 30, 2016	6,055,726

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Rent-A-Center, Inc.
	277	Term Loan, 2.18%, Maturing June 30, 2012	$274,518
	7,255	Term Loan, 3.54%, Maturing March 31, 2015	7,182,365
		Rover Acquisition Corp.
	6,902	Term Loan, 2.66%, Maturing October 25, 2013	6,630,966
		Savers, Inc.
	7,756	Term Loan, 5.75%, Maturing March 11, 2016	7,794,340
		Vivarte
EUR	89	Term Loan, 2.53%, Maturing March 9, 2015	96,135
EUR	348	Term Loan, 2.53%, Maturing March 9, 2015	373,858
EUR	8,179	Term Loan, 2.53%, Maturing March 9, 2015	8,796,694
EUR	8,179	Term Loan, 3.03%, Maturing March 8, 2016	8,796,694
EUR	89	Term Loan, 3.03%, Maturing May 29, 2016	96,135
EUR	348	Term Loan, 3.03%, Maturing May 29, 2016	373,858
EUR	1,000	Term Loan - Second Lien, 4.03%, Maturing September 8, 2016	923,375
		Yankee Candle Company, Inc. (The)
	12,529	Term Loan, 2.32%, Maturing February 6, 2014	11,992,672

			$129,535,881

Surface Transport — 0.4%
		Oshkosh Truck Corp.
	7,787	Term Loan, 6.54%, Maturing December 6, 2013	$7,823,415
		Swift Transportation Co., Inc.
	6,000	Term Loan, 8.25%, Maturing May 6, 2012	5,772,498
	4,979	Term Loan, 8.25%, Maturing May 9, 2014	4,859,461

			$18,455,374

Telecommunications — 3.5%
		Alaska Communications Systems Holdings, Inc.
	348	Term Loan, 2.28%, Maturing February 1, 2012	$339,066
	3,047	Term Loan, 2.28%, Maturing February 1, 2012	2,965,849
	17,207	Term Loan, 2.28%, Maturing February 1, 2012	16,748,119
		Asurion Corp.
	19,850	Term Loan, 3.36%, Maturing July 3, 2014	19,050,482
	4,000	Term Loan - Second Lien, 6.84%, Maturing July 3, 2015	3,927,856
		BCM Luxembourg, Ltd.
EUR	4,951	Term Loan, 2.52%, Maturing September 30, 2014	5,340,336
EUR	4,951	Term Loan, 2.77%, Maturing September 30, 2015	5,340,832
EUR	1,000	Term Loan - Second Lien, 4.89%, Maturing March 31, 2016	928,495
		Cellular South, Inc.
	2,951	Term Loan, 1.83%, Maturing May 29, 2014	2,851,826
	6,731	Term Loan, 1.83%, Maturing May 29, 2014	6,503,418
		CommScope, Inc.
	6,131	Term Loan, 3.03%, Maturing December 26, 2014	5,991,856
		Intelsat Corp.
	199	Term Loan, 3.03%, Maturing January 3, 2014	188,179
	199	Term Loan, 3.03%, Maturing January 3, 2014	188,179
	199	Term Loan, 3.03%, Maturing January 3, 2014	188,179
	21,134	Term Loan, 3.03%, Maturing January 3, 2014	19,988,540
	21,134	Term Loan, 3.03%, Maturing January 3, 2014	19,988,540
	21,140	Term Loan, 3.03%, Maturing January 3, 2014	19,993,963
		Intelsat Subsidiary Holding Co.
	7,519	Term Loan, 3.03%, Maturing July 3, 2013	7,154,372
		IPC Systems, Inc.
	4,484	Term Loan, 2.70%, Maturing May 31, 2014	4,010,810
GBP	338	Term Loan, 2.99%, Maturing May 31, 2014	474,783
		Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.58%, Maturing December 1, 2014	8,862,852
		NTelos, Inc.
	5,955	Term Loan, 5.75%, Maturing August 7, 2015	5,969,887

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Telesat Canada, Inc.
	1,180	Term Loan, 3.32%, Maturing October 31, 2014	$1,145,051
	13,743	Term Loan, 3.32%, Maturing October 31, 2014	13,331,012
		TowerCo Finance, LLC
	2,463	Term Loan, 6.25%, Maturing November 24, 2014	2,460,574
		Trilogy International Partners
	7,048	Term Loan, 4.03%, Maturing June 29, 2012	6,942,253
		Windstream Corp.
	4,257	Term Loan, 3.24%, Maturing December 17, 2015	4,219,887

			$185,095,196

Utilities — 2.6%
		AEI Finance Holding, LLC
	2,325	Revolving Loan, 3.43%, Maturing March 30, 2012	$2,171,845
	15,582	Term Loan, 3.53%, Maturing March 30, 2014	14,555,898
		BRSP, LLC
	4,373	Term Loan, 7.50%, Maturing June 4, 2014	4,351,054
		Calpine Corp.
	35,756	DIP Loan, 3.42%, Maturing March 29, 2014	34,012,745
		Covanta Energy Corp.
	893	Term Loan, 1.93%, Maturing February 10, 2014	850,633
	783	Term Loan, 2.00%, Maturing February 10, 2014	745,519
		Electricinvest Holding Co.
GBP	2,300	Term Loan, 5.07%, Maturing October 24, 2012	2,828,588
EUR	4,170	Term Loan - Second Lien, 5.12%, Maturing October 24, 2012	4,272,991
		Mirant North America, LLC
	3,059	Term Loan, 2.07%, Maturing January 3, 2013	3,036,077
		NRG Energy, Inc.
	8	Term Loan, 2.18%, Maturing February 1, 2013	7,647
	3,648	Term Loan, 2.28%, Maturing February 1, 2013	3,508,683
	20,771	Term Loan, 3.68%, Maturing August 31, 2015	20,259,966
	13,718	Term Loan, 3.78%, Maturing August 31, 2015	13,483,232
		NSG Holdings, LLC
	202	Term Loan, 2.04%, Maturing June 15, 2014	196,408
	941	Term Loan, 2.04%, Maturing June 15, 2014	912,939
		TXU Texas Competitive Electric Holdings Co., LLC
	6,433	Term Loan, 3.85%, Maturing October 10, 2014	5,007,030
	10,818	Term Loan, 3.85%, Maturing October 10, 2014	8,390,611
	20,507	Term Loan, 3.98%, Maturing October 10, 2014	15,962,254
		Vulcan Energy Corp.
	3,261	Term Loan, 5.50%, Maturing September 29, 2015	3,293,989

			$137,848,109

Total Senior Floating-Rate Interests (identified cost $5,195,301,522)			$5,002,691,546

Corporate Bonds & Notes — 1.2%

Principal
Amount*
(000’s omitted)	Security	Value
Broadcast Radio and Television — 0.1%
	Entravision Communications, Sr. Notes
3,000	8.75%, 8/1/17(8)	$3,045,000

		$3,045,000

Principal
Amount*
(000’s omitted)		Security	Value
Building and Development — 0.3%
		Grohe Holding GmbH, Variable Rate
EUR	13,000	3.71%, 1/15/14(9)	$15,331,567

			$15,331,567

Cable and Satellite Television — 0.2%
		Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18(8)	$14,560,000

			$14,560,000

Chemicals and Plastics — 0.1%
		Rhodia SA, Sr. Notes, Variable Rate
EUR	2,000	3.585%, 10/15/13(9)	$2,580,238
		Wellman Holdings, Inc., Sr. Sub. Notes
	1,077	5.00%, 1/29/19(7)	319,796

			$2,900,034

Ecological Services and Equipment — 0.0%(10)
		Environmental Systems Product Holdings, Inc., Jr. Notes
	175	18.00%, 3/31/15(2)(7)	$104,791

			$104,791

Electronics/Electrical — 0.1%
		NXP BV/NXP Funding, LLC, Variable Rate
	6,300	3.276%, 10/15/13	$5,977,125

			$5,977,125

Health Care — 0.1%
		Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17(8)	$3,052,500

			$3,052,500

Leisure Goods/Activities/Movies — 0.1%
		MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(8)	$9,850,000

			$9,850,000

Manufacturing — 0.1%
		Reddy Ice Corp., Sr. Notes
	4,000	11.25%, 3/15/15(8)	$4,200,000

			$4,200,000

Telecommunications — 0.1%
		Qwest Corp., Sr. Notes, Variable Rate
	5,850	3.787%, 6/15/13	$5,937,750

			$5,937,750

Total Corporate Bonds & Notes (identified cost $65,522,486)			$64,958,767

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$909	Alzette European CLO SA, Series 2004-1A, Class E2, 7.037%, 12/15/20(2)(11)	$227,305
1,954	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.676%, 6/15/29(8)(11)	1,898,067
884	Avalon Capital Ltd. 3, Series 1A, Class D, 2.43%, 2/24/19(8)(11)	566,556
1,129	Babson Ltd., Series 2005-1A, Class C1, 2.476%, 4/15/19(8)(11)	602,739
1,510	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.576%, 1/15/19(2)(8)(11)	531,912
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.88%, 8/11/16(8)(11)	611,698

Principal
Amount
(000’s omitted)	Security	Value
$985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.037%, 3/8/17(2)(11)	$607,836
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.476%, 1/15/18(8)(11)	869,412

Total Asset-Backed Securities (identified cost $10,819,339)		$5,915,525

Common Stocks — 0.7%

Shares	Security	Value
Automotive — 0.1%
88,506	Dayco Products, LLC(12)(13)	$3,584,493
207,032	Hayes Lemmerz International, Inc.(7)(12)(13)	1,250,473

		$4,834,966

Building and Development — 0.1%
23,625	Lafarge Roofing(7)(12)(13)	$0
234,248	Sanitec Europe Oy B Units(12)(13)	854,729
230,960	Sanitec Europe Oy E Units(7)(12)(13)	0
3,646	United Subcontractors, Inc.(7)(12)(13)	357,141
22,273	WCI Communities, Inc.(12)(13)	1,893,171

		$3,105,041

Chemicals and Plastics — 0.0%(10)
3,849	Vita Cayman II, Ltd.(12)(13)	$1,366,813
1,022	Wellman Holdings, Inc.(7)(12)(13)	0

		$1,366,813

Diversified Manufacturing — 0.0%(10)
381,639	MEGA Brands, Inc.(12)	$155,377

		$155,377

Ecological Services and Equipment — 0.0%(10)
2,484	Environmental Systems Products Holdings, Inc.(7)(12)(14)	$7,079

		$7,079

Food Service — 0.0%(10)
193,076	Buffets, Inc.(12)	$796,439

		$796,439

Home Furnishings — 0.0%(10)
364	Dometic Corp.(7)(12)(13)	$0
14,217	Oreck Corp.(7)(12)(13)	968,036

		$968,036

Publishing — 0.4%
28,605	Ion Media Networks, Inc.(7)(12)(13)	$8,266,273
162,730	MediaNews Group, Inc.(12)(13)	2,603,679
351,929	Reader’s Digest Association, Inc. (The)(12)(13)	6,950,598
5,725	Source Interlink Companies, Inc.(7)(12)(13)	34,865
30,631	Star Tribune Media Holdings Co.(7)(12)	27,261
53,719	SuperMedia, Inc.(12)	1,132,934

		$19,015,610

Shares	Security	Value
Radio and Television — 0.1%
3,264	Young Broadcasting, Inc.(7)(12)(13)	$5,609,315

		$5,609,315

Total Common Stocks (identified cost $32,418,749)		$35,858,676

Preferred Stocks — 0.0%(10)

Shares	Security	Value
Ecological Services and Equipment — 0.0%(10)
1,138	Environmental Systems Products Holdings, Inc., Series A(7)(12)(14)	$68,280

Total Preferred Stocks (identified cost $19,915)		$68,280

Warrants — 0.0%(10)

Shares	Security	Value
158	Young Broadcasting, Inc. 12/24/24(7)(12)(13)	$271,529

Total Warrants (identified cost $271,529)		$271,529

Short-Term Investments — 4.8%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$247,577	Eaton Vance Cash Reserves Fund, LLC, 0.25%(15)	$247,576,944
9,343	State Street Bank and Trust Euro Time Deposit, 0.01%, 8/2/10	9,342,942

Total Short-Term Investments (identified cost $256,919,886)		$256,919,886

Total Investments — 101.3% (identified cost $5,561,273,426)		$5,366,684,209

Less Unfunded Loan Commitments — (0.8)%		$(43,888,166)

Net Investments — 100.5% (identified cost $5,517,385,260)		$5,322,796,043

Other Assets, Less Liabilities — (0.5)%		$(26,805,389)

Net Assets — 100.0%		$5,295,990,654

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor In Possession

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Currently the issuer is in default with respect to interest payments.

(5)		Defaulted matured security.

(6)		This Senior Loan will settle after July 31, 2010, at which time the interest rate will be determined.

(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $39,787,884 or 0.8% of the Portfolio’s net assets.

(9)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)		Amount is less than 0.05%.

(11)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(12)		Non-income producing security.

(13)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)		Restricted Security.

(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $226,899 and $0, respectively.

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/31/10	British Pound Sterling 97,380,165	United States Dollar 151,716,349	$(1,067,435)
8/31/10	Euro 253,485,073	United States Dollar 329,026,160	(1,298,493)
8/31/10	Swiss Franc 15,644,123	United States Dollar 14,779,939	(242,497)

			$(2,608,425)

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $2,608,425.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,517,845,881

Gross unrealized appreciation	$45,040,072
Gross unrealized depreciation	(240,089,910)

Net unrealized depreciation	$(195,049,838)

Restricted Securities

At July 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$7,079

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$68,280

Total Restricted Securities			$19,915		$75,359

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less unfunded loan commitments)	$—	$4,956,536,712	$2,266,668	$4,958,803,380
Corporate Bonds & Notes	—	64,534,180	424,587	64,958,767
Asset-Backed Securities	—	5,915,525	—	5,915,525
Common Stocks	1,288,311	18,049,922	16,520,443	35,858,676
Preferred Stocks	—	—	68,280	68,280
Warrants	—	—	271,529	271,529
Short-Term Investments	—	256,919,886	—	256,919,886

Total Investments	$1,288,311	$5,301,956,225	$19,551,507	$5,322,796,043

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,608,425)	$—	$(2,608,425)

Total	$—	$(2,608,425)	$—	$(2,608,425)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2009	$6,829,221	$505,328	$1,053,368	$91,040	$—	$8,478,957
Realized gains (losses)	(3,804,564)	—	—	—	—	(3,804,564)
Change in net unrealized appreciation (depreciation)	1,096,555	(152,697)	(79,563)	(22,760)	—	841,535
Net purchases (sales)	(1,940,607)	52,593	15,863,277	—	271,529	14,246,792
Accrued discount (premium)	86,063	19,363	—	—	—	105,426
Net transfers to (from) Level 3*	—	—	(316,639)	—	—	(316,639)

Balance as of July 31, 2010	$2,266,668	$424,587	$16,520,443	$68,280	$271,529	$19,551,507

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2010	$(196,875)	$(152,697)	$(79,563)	$(22,760)	$—	$(451,895)

*	Transfers are reflected at the value of the securities at the beginning of the period.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Floating Rate Portfolio

By:	/s/ Scott H. Page Scott H. Page President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page Scott H. Page
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 24, 2010